Segmented information - Mining Interest by Country (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Mining interests	$ 2,177,467	$ 2,107,175	$ 2,189,963
Mali
Disclosure of operating segments [line items]
Mining interests	1,094,998	1,051,327
Philippines
Disclosure of operating segments [line items]
Mining interests	519,802	433,488
Namibia
Disclosure of operating segments [line items]
Mining interests	325,366	345,417
Burkina Faso
Disclosure of operating segments [line items]
Mining interests	79,087	98,867
Nicaragua
Disclosure of operating segments [line items]
Mining interests	53,471	87,576
Colombia
Disclosure of operating segments [line items]
Mining interests	87,495	82,308
Finland
Disclosure of operating segments [line items]
Mining interests	6,697	5,947
Canada
Disclosure of operating segments [line items]
Mining interests	2,160	680
Total
Disclosure of operating segments [line items]
Mining interests	$ 8,391	$ 1,565